Pension benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension benefits
The expenses for our defined benefit pension plans for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Year ended December 31,
(In millions of U.S. dollars)	2016	2015	2014
Benefits earned during the year	7.3	12.2	16.6
Interest cost on prior years' benefit obligation	3.6	3.5	6.8
Gross pension cost for the year	10.9	15.7	23.4
Expected return on plan assets	(3.7)	(3.2)	(5.8)
Administration charges	0.2	0.8	0.9
Net pension cost for the year	7.4	13.3	18.5
Social security cost	1.1	1.9	2.6
Amortization of actuarial gains/losses	0.7	3.4	2.2
Impact of settlement	(1.4)	—	—
Total net pension cost	7.8	18.6	23.3

The funded status of the defined benefit plan
The funded status of the defined benefit plan

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Projected benefit obligations	60.5	129.8
Plan assets at market value	(57.8)	(97.0)
Accrued pension liability exclusive social security	2.7	32.8
Social security related to pension obligations	0.5	4.6
Accrued pension liabilities	3.2	37.4

Change in benefit obligations
Change in benefit obligations

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015

Benefit obligations at beginning of year	129.8	186.5
Interest cost	3.6	3.5
Current service cost	7.3	12.2
Benefits paid	(3.0)	(1.9)
Change in unrecognized actuarial loss	(28.0)	(20.0)
Settlement	(54.4)	(20.2)
Foreign currency translations	5.2	(30.3)
Benefit obligations at end of year	60.5	129.8

Change in pension plan assets
Change in plan assets

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015

Fair value of plan assets at beginning of year	97.0	113.8
Expected return on plan assets	3.7	3.2
Contribution by employer	8.7	11.7
Administration charges	(0.2)	(0.8)
Benefits paid	(3.0)	(1.9)
Change in unrecognized actuarial (loss) gain	(0.3)	—
Settlement	(51.8)	(11.2)
Foreign currency translations	3.7	(17.8)
Fair value of plan assets at end of year	57.8	97.0

Assumptions used in calculation of pension obligations

Assumptions used in calculation of pension obligations	2016	2015	2014

Rate of compensation increase at the end of year	2.00%	2.50%	2.75%
Discount rate at the end of year	2.60%	2.70%	2.30%
Prescribed pension index factor	1.50%	1.20%	1.20%
Expected return on plan assets for the year	2.50%	3.30%	3.20%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.25%	2.50%	2.50%

The weighted-average asset allocation of funds related to the Company's defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, 2016 and 2015 was as follows:

Pension benefit plan assets	2016	2015
Equity securities	7.1%	6.1%
Debt securities	54.7%	47.5%
Real estate	9.4%	14.7%
Money market	28.1%	25.2%
Other	0.7%	6.5%
Total	100.0%	100.0%

The expected payments are based on the assumptions used to measure the Company's obligations
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2017-2026. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2016 and include estimated future employee services.

(In millions of U.S. dollars)	Years ending December 31,
2017	2
2018	2
2019	2
2020	2
2021	2
2022 - 2026	12
Total payments expected during the next 10 years	22